Borrowings and debt - Schedule of future payments of long-term borrowings and debt outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	$ 1,728,111	$ 1,593,043
2022
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	411,020
2023
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	335,657
2024
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	319,331
2025
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	611,668
2026
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	34,049
2027
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	$ 16,386